Income taxes - Reconciliation of the statutory income tax rate and effecitve income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 202,761	$ 3,985,582	$ 2,950,515	$ 2,623,283
Current ISR		1,113,712	810,641	672,298
Deferred ISR		7,691	2,432	74,484
Income tax expense	$ 57,050	1,121,403	813,073	746,782
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		74,272	72,082	40,203
Statutary rate		$ 1,195,675	$ 885,155	$ 786,985
Effective rate (as a percent)	28.14%	28.14%	27.56%	28.47%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	1.86%	1.86%	2.44%	1.53%
Statutary rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%